Defined Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan due in a year	$ 97
Unrecognized net gain (loss)	(1,000)	(682)
Unrecognized prior service cost	50	89
Unrecognized net gain (loss) expected to be recognized in 2016 as a component of net periodic pension cost	(52)
Unrecognized Prior Service cost to be recognized in 2016 as a component of net periodic pension cost	37
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan due in a year	5
Unrecognized net gain (loss)	42	65
Unrecognized net gain (loss) expected to be recognized in 2016 as a component of net periodic pension cost	$ 3